Label	Element	Value
Prospectus:	rr_ProspectusTable
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	May 01, 2018
Entity Registrant Name	dei_EntityRegistrantName	American Century Capital Portfolios Inc
Central Index Key	dei_EntityCentralIndexKey	0000908186
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	May 01, 2018
Document Effective Date	dei_DocumentEffectiveDate	Mar. 01, 2018
Prospectus Date	rr_ProspectusDate	Mar. 01, 2018
AMERICAN CENTURY CAPITAL PORTFOLIOS INC | AC ALTERNATIVES LONG SHORT FUND
Prospectus:	rr_ProspectusTable
Supplement [Text Block]	ck0000908186_SupplementTextBlock

American Century Capital Portfolios, Inc. Prospectus Supplement AC Alternatives® Long Short Fund
Supplement dated May 2, 2018 ■ Prospectus dated March 1, 2018

The following replaces the investment strategy and underlying subadvisor table in the Principal Investment Strategies section on page 4 of the statutory prospectus.

Investment Strategy	Advisor / Subadvisor Employing Strategy
Long/Short Equity	Columbia Management Investment Advisers, LLC
Three Bridges Capital, LP
Overlay and Trading Strategies	American Century Investment Management, Inc.

The following replaces the Subadvisors (Security Selection) subsection on page 8 of the statutory prospectus.

Subadvisors (Security Selection)
Columbia Management Investment Advisers, LLC
Three Bridges Capital, LP